Annual Fund Operating Expenses - Invesco Select Risk Conservative Investor Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	0.90%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	1.66%
Class R
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	1.16%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	0.66%
Class R5
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	0.61%
Class R6
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.47%	[1]
Total Annual Fund Operating Expenses	0.61%

[1]	"Acquired Fund Fees and Expenses” have been restated to reflect current fees.